Related Party Transactions - Schedule of Addition to the Transactions Disclosed Elsewhere in these Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues	$ 130,914	$ 175,171	$ 179,815
Insurance commission received from immediate holding company and a fellow subsidiary	22,942	18,063	16,149
Interest income	5,525	6,551
—Staff costs	20,083	16,504	12,296
Asset Acquisition, Consideration Transferred	(268,000)
Fellow Subsidiary [Member] | Capital Market Solution Services [Member]
Related Party Transaction [Line Items]
Revenues		3	148
Fellow Subsidiary [Member] | Investment Advisory Services [Member]
Related Party Transaction [Line Items]
Investment advisory fee paid to a fellow subsidiary		21	23
Fellow Subsidiary [Member] | Insurance Agency Survives Received [Member]
Related Party Transaction [Line Items]
Insurance commission paid to a fellow subsidiary			7
Fellow Subsidiary [Member] | Investment Acquisition [Member]
Related Party Transaction [Line Items]
Acquisition of investment			1,481
Related Companies Controlled By A Director of The Company [Member] | Capital Market Solution Services [Member]
Related Party Transaction [Line Items]
Revenues		1,149
Former Fellow Subsidiary [Member] | Capital Market Solution Services [Member]
Related Party Transaction [Line Items]
Revenues			13,417
Former Fellow Subsidiary [Member] | Investment Disposal [Member]
Related Party Transaction [Line Items]
Proceed of disposal of an investment to a former fellow subsidiary			48,573
Former Fellow Subsidiary [Member] | Interest On Stock Loan Advanced [Member]
Related Party Transaction [Line Items]
Interest income			4
Former Fellow Subsidiary [Member] | Perpetual Securities Redeemed [Member]
Related Party Transaction [Line Items]
Payments for Repurchase of Other Equity			598
Immediate Holding Company [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Management fee paid to immediate holding company		18	19
Immediate Holding Company [Member] | Digital Solution And Other Services [Member]
Related Party Transaction [Line Items]
Revenues	2,554	1,592
Immediate Holding Company [Member] | Fashion Art Luxury Media Advertising Sales And Marketing Services [Member]
Related Party Transaction [Line Items]
Fashion, art and luxury media advertising and marketing services from immediate holding company	2,726	2,888
Immediate Holding Company [Member] | Investment Acquisition [Member]
Related Party Transaction [Line Items]
Acquisition of investment			20,930
Immediate Holding Company [Member] | Administrative Services [Member]
Related Party Transaction [Line Items]
Administrative service fee paid to immediate holding company	4,597	3,767	3,087
Immediate Holding Company [Member] | Interest Income From Loans Advanced [Member]
Related Party Transaction [Line Items]
Interest income	10,489	9,703	14,926
Immediate Holding Company [Member] | Allocation Of Certain Costs [Member]
Related Party Transaction [Line Items]
—Staff costs		4,084	2,841
—Premises cost		1,469	1,796
Staff Costs And Premises Maintenance		5,553	4,637
Immediate Holding Company [Member] | Treasury Shares Repurchased [Member]
Related Party Transaction [Line Items]
Treasury shares repurchased from immediate holding company	40,000	320,603	642,055
Immediate Holding Company [Member] | Asset Acquisition [Member]
Related Party Transaction [Line Items]
Asset Acquisition, Consideration Transferred	268,000
Immediate Holding Company [Member] | Disposal Of Financial Assets [Member]
Related Party Transaction [Line Items]
Disposal of financial assets at fair value through profit or loss to immediate holding company	80,155
Related Company [Member] | Perpetual Securities Redeemed [Member]
Related Party Transaction [Line Items]
Payments for Repurchase of Other Equity			$ 4,594
Immediate Holding Company And A Fellow Subsidiaries [Member] | Insurance Agency Survives Received [Member]
Related Party Transaction [Line Items]
Insurance commission received from immediate holding company and a fellow subsidiary	$ 48	4
Immediate Holding Company And A Fellow Subsidiaries [Member] | Acquisition Of Subsidiary Company [Member]
Related Party Transaction [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 740,451